TANGIBLE ASSETS - Non-cash items, investing and financing activities (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Additions of properties by right of use	$ 462,313	$ 185,218	$ 284,793
Additions of goods received in payment	248,792	139,535	103,886
Leaseback transactions	642,981	152,497	628,700
Reclassification of financial assets to owner-occupied properties	2,816,301
Total non-cash	$ 4,170,387	$ 477,250	$ 1,017,379